Share-based payments - Outstanding RSUs/PSUs Activity (Details) - RSUs/PSUs	12 Months Ended
	Dec. 31, 2017 shares	Dec. 31, 2016 CAD ($) shares
Disclosure of terms and conditions of share-based payment arrangement [line items]
Beginning balance, outstanding (in shares)	2,928,698	3,333,583
Granted (in shares)	879,626	874,888
Dividends credited (in shares)	132,402	137,583
Settled (in shares)	(1,096,403)	(1,321,846)
Forfeited (in shares)	(103,931)	(95,510)
Ending balance, outstanding (in shares)	2,740,392	2,928,698
Vested, As of December 31(in shares)	985,382	1,058,200
Weighted average fair value at measurement date, other equity instruments granted | $		$ 58